Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Banco Santander, S.A.
Entity Central Index Key	0000891478
Document Type	6-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	The company is filing this Form 6-K to restate certain disclosures in the company's annual report on Form 20-F for the year ended December 31, 2018, filed with the Securities and Exchange Commission on March 26, 2019 (the "2018 Form 20-F") in connection with the re-segmentation announced in July 2019.This Form 6-K contains the following information: (i) Exhibit 99.1. Certain financial information included in Banco Santander, S.A.'s Form 20-F relating to the three years ended December 31, 2018, recast as a result of certain changes in the geographic and business segments of Banco Santander, S.A. and its subsidiaries (the "Group"); (ii) Exhibit 99.2 Consolidated Financial Statements for the three years ended December 31, 2018, recast as a result of certain changes in the Group's geographic and business segments; and (iii) Exhibit 23.1 Consent of Independent Registered Public Accounting Firm.The modification of this information by segments does not result in any alteration of the consolidated financial information of the Group, including its results and equity.This new segment criteria is the result of changes already announced in the organizational structure which led to the creation of three regions (Europe, North America and South America) as well as the following modifications to the perimeter of some countries: Santander UK has been aligned to the UK ring-fenced bank, and Spain to the local customer related business (with the Boadilla Hub now included within the rest of Europe, the Real Estate Activity Spain unit included within Spain, and Openbank moved from Spain to a new Santander Global Platform area). The Santander Global Platform (SGP) area has been created to consolidate all the global digital services (Openbank, Open Digital Services, Global Payments Services, and Digital Assets) under a single umbrella.Regarding the secondary segments, the insurance business, previously included in Retail Banking, is now included in Wealth Management, which has been renamed Wealth Management & Insurance. Furthermore, changes related to the Global Customer Relationship Model have been made, with a recurring annual adjustment to the perimeter between Retail Banking, Santander Wealth Management & Insurance and Santander Corporate & Investment Banking. These changes do not impact the geographic businesses.The consolidated financial information for the second quarter of 2019 will be provided on this new basis.
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY